Summarizes fair value of the assets acquired and liabilities assumed (Details) $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Feb. 20, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Goodwill [Line Items]
Goodwill
Meili Technologies Pte Ltd [Member]
Goodwill [Line Items]
Cash and cash equivalents			$ 63
Accounts receivable, net			12
Deposits, prepaid expenses and other current assets			76
Total identifiable assets acquired			151
Total liabilities assumed			(215)
Net liabilities acquired			(64)
Goodwill			664
Total acquisition consideration			$ 600